united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

Semi - Annual Report
December 31, 2016

Quantified Managed Income Fund
Investor Class Shares QBDSX
Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund
Investor Class Shares QACFX
Advisor Class Shares QACAX

Quantified Market Leaders Fund
Investor Class Shares QMLFX
Advisor Class Shares QMLAX

Quantified Alternative Investment Fund
Investor Class Shares QALTX
Advisor Class Shares QALAX

Quantified STF Fund
Investor Class Share QSTFX
Advisor Class Shares QSTAX

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

February 16, 2017

Dear Shareholders:

This semiannual report for the Quantified Funds covers the period from July 1, 2016, to December 31, 2016. The subadvisor for the Funds is Flexible Plan Investments, Ltd. The Quantified Funds are actively managed with dynamic, computer-driven, risk-managed strategies that have been time-tested to respond to many different markets.

The Investor class shares of the Quantified All-Cap Equity Fund returned 8.39% for the period, and the Advisor class shares returned 8.09%, compared with 7.82% for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. The Fund also uses futures in its portfolio to achieve its investment goals. Early in the fourth quarter, the subadvisor adjusted the allocation strategy to achieve a more balanced exposure to the various market-capitalization segments without favoring any particular segment. The outperformance occurred in the fourth quarter as the portfolio took advantage of its ability to use broader equity-style allocations, such as small-cap stocks and sectors.

The Investor class shares of the Quantified Alternative Investment Fund returned -1.61% for the period, and the Advisor class shares returned -1.85%, compared with a 7.82% return for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk. The negative return for the period occurred during the last quarter of 2016. The Fund’s late-year allocation to materials and commodity equity ETFs, as well as its actively traded equity index futures, declined.

The Investor class shares of the Quantified Managed Income Fund returned 0.78% for the period, and the Advisor class shares returned 0.28%, compared with a -2.53% return for the Barclays Aggregate Bond Index. The Fund’s investment objective is to seek high total return from fixed income and other income-generating investments on an annual basis consistent with a moderate tolerance for risk. The Fund can also use futures in its portfolio. Throughout the period, the Fund’s investment in dividend-paying stock holdings and income-generating ETFs were responsible for most of the Fund’s outperformance. Also contributing to the relative performance were fixed-income ETF holdings.

The Investor class shares of the Quantified Market Leaders Fund returned 14.31% for the period, and the Advisor class shares returned 13.87%, compared with a return of 9.01% for the Wilshire 5000 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. It uses some swaps and leverage to achieve its investment goal. Throughout the third quarter, the tactical signal remained bullish, and the portfolio had an overall market exposure of more than 150%. The Fund built on its outperformance in the fourth quarter with timely allocations to the financial sector and small-cap ETFs.

The Investor class shares of the Quantified STF Fund returned 1.58%, and the Advisor class shares returned 1.43%, compared with a return of 10.79% for the NASDAQ 100 Index for the same period. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. Investments are based solely on the price movements of the NASDAQ 100 Index, and the Fund achieves its objective primarily through the use of futures. The Fund performed relatively well in the third quarter, and its substantial underperformance in relation to its benchmark occurred mainly during the fourth quarter. The volatility and frequent trend reversals in the market during the last quarter of 2016 were challenging for the trend-based signals of the STF strategy. However, the portfolio did fully leverage its market index exposure for the full month of December and into 2017, leading to a jump in the Fund’s returns, which are 18.85% for the Investor class shares and 18.68% for the Advisor class shares for the year-to-date 2017.

Thank you for your trust in us. If at any time you would like more information about the Quantified Funds or Flexible Plan’s investment approach, please visit www.flexibleplan.com/market_hotline.

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred, LLC

Subadvisor	Advisor

Quantified Managed Income Fund
Portfolio Review (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

				Annualized
			Since Inception	Since Inception
	Six Months	One Year	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	0.78%	6.00%	N/A	1.24%
Quantified Managed Income Fund - Advisor Class	0.28%	N/A	3.61	N/A
Barclays Aggregate Bond Index **	(2.53)%	2.65%	0.21%	2.72%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 1.73% for Investor Class and 2.33% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.

**	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses. This index is also known as Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio holdings by types of investments as of December 31, 2016 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange Traded Funds:
Debt Funds	73.5%
Equity Funds	10.0%
Asset Allocation Fund	3.5%
Common Stock	10.0%
Money Market Funds	3.6%
Liabilities in Excess of Other Assets	(0.6)%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified Managed Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Value
	COMMON STOCK - 10.0%
	CHEMICALS - 1.0%
8,223	Dow Chemical Co.	$470,520

	COMMERCIAL SERVICES - 2.0%
14,495	Rollins, Inc.	489,641
5,889	Verisk Analytics, Inc. *	478,010
		967,651
	INSURANCE - 1.0%
2,227	Everest Re Group Ltd.	481,923

	LODGING - 1.0%
26,627	ILG, Inc.	483,813

	REITS - 1.0%
19,378	Getty Realty Corp.	493,945

	RETAIL - 1.0%
3,909	McDonald’s Corp.	475,804

	SAVINGS & LOAN - 1.0%
26,294	Oritani Financial Corp.	493,013

	SOFTWARE - 1.0%
5,426	Jack Henry & Associates, Inc.	481,720

	TRANSPORTATION - 1.0%
4,252	United Parcel Service, Inc.	487,449

	TOTAL COMMON STOCK (Cost - $4,839,285)	4,835,838

	EXCHANGE TRADED FUNDS - 87.0%
	ASSET ALLOCATION FUND - 3.5%
36,971	SPDR Barclays Convertible Securities ETF	1,687,726

	DEBT FUNDS - 73.5%
18,892	iShares 7-10 Year Treasury Bond ETF	1,980,259
18,358	iShares Core U.S. Aggregate Bond ETF	1,983,766
17,273	iShares iBoxx $ High Yield Corporate Bond ETF	1,494,978
141,878	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	14,167,937
79,490	PowerShares Fundamental High Yield Corporate Bond	1,493,617
172,100	ProShares Short 20+ Year Treasury	4,111,469
94,848	SPDR Bloomberg Barclays High Yield Bond ETF	3,457,210
101,687	SPDR Doubleline Total Return Tactical ETF	4,920,634
24,581	Vanguard Total Bond Market ETF	1,985,899
		35,595,769
	EQUITY FUNDS - 10.0%
16,357	iShares Select Dividend ETF	1,448,739
32,619	SPDR SSgA Income Allocation ETF	993,575
30,197	WisdomTree LargeCap Dividend Fund	2,412,740
		4,855,054

	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,230,644)	42,138,549

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUNDS - 3.6%
867,780	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.25% (a)	867,780
867,780	First American Government Obligations Fund - Class Z 0.21% (a)	867,780
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,735,560)	1,735,560

	TOTAL INVESTMENTS - 100.6% (Cost - $48,805,489) (b)	$48,709,947
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(290,308)
	NET ASSETS - 100.0%	$48,419,639

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-Income producing investment.

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,853,200 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$335,181
Unrealized Depreciation:	(478,434)
Net Unrealized Depreciation:	$(143,253)

	FUTURES CONTRACT
	OPEN SHORT FUTURES CONTRACT
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2016	Depreciation
(15)	CME Ultra Long Term U.S. Treasury Bond Future	Mar-17	$(2,403,750)	$(10,365)

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
Portfolio Review (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

				Annualized
			Since Inception	Since Inception
	Six Months	One Year	March 18, 2016	August 9, 2013
Quantified All-Cap Equity Fund - Investor Class	8.39%	10.81%	N/A	3.47%
Quantified All-Cap Equity Fund - Advisor Class	8.09%	N/A	12.89%	N/A
S&P 500 Total Return Index **	7.82%	11.96%	11.07%	10.93%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 1.65% for Investor Class and 2.23% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2016 are as follows:

Holdings by Sector: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	10.2%
Common Stock:
Banks	9.9%
Insurance	9.8%
Food	7.3%
Semiconductors	5.5%
Healthcare - Services	5.0%
Computers	4.7%
Energy Alternative Sources	4.3%
Money Market Funds	8.5%
Other Investments and Other Assets less Liabilities	34.8%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Value
	COMMON STOCKS - 80.5%
	AEROSPACE / DEFENSE - 2.1%
866	Northrop Grumman Corp.	$52,125
597	Lockheed Martin Corp.	149,214
		201,339
	AGRICULTURE - 2.8%
5,935	Archer-Daniels-Midland Co.	270,933

	Airlines - 0.3%
290	Copa Holdings SA	26,341

	BANKS - 9.9%
5,965	Associated Banc-Corp.	147,335
1,639	Bank of America Corp.	36,222
389	Comerica, Inc.	26,495
732	East West Bancorp, Inc.	37,208
9,244	FNB Corp.	148,181
609	Hancock Holding Co.	26,248
9,779	International Bancshares Corp.	398,983
1,461	KeyCorp.	26,692
723	Prosperity Bancshares, Inc.	51,897
491	Webster Financial Corp.	26,651
664	Wells Fargo & Co.	36,593
		962,505
	BIOTECHNOLOGY - 0.2%
92	Illumina, Inc. *	11,780
1,088	Innoviva, Inc. *	11,642
		23,422
	BUILDING MATERIALS - 0.3%
623	Gibraltar Industries, Inc. *	25,948

	CHEMICALS - 1.3%
1,185	Chemours Co.	26,177
1,928	Koppers Holdings, Inc. *	77,698
2,159	Kronos Worldwide, Inc.	25,778
		129,653
	COMMERCIAL SERVICES - 4.1%
301	Capella Education Co.	26,428
2,257	H&R Block, Inc.	51,888
4,305	Rent-A-Center, Inc.	48,431
5,516	Robert Half International	269,070
		395,817
	COMPUTERS - 4.7%
2,739	International Business Machines Corp.	454,647

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
1,029	Insteel Industries, Inc.	36,674
175	Littelfuse, Inc.	26,560
		63,234
	ELECTRONICS - 4.0%
1,085	Coherent, Inc. *	149,063
10,075	Corning, Inc.	244,520
		393,583
	ENERGY ALTERNATE SOURCES - 4.3%
30,374	FutureFuel Corp.	422,199

	ENGINEERING & CONSTRUCTION - 0.3%
378	EMCOR Group, Inc.	26,747

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Shares		Value
	FOOD - 7.3%
1,365	Conagra Brands, Inc.	$53,986
2,030	J&J Snack Foods Corp.	270,863
9,687	Seneca Foods Corp. *	387,964
		712,813
	HEALTHCARE - SERVICES - 5.0%
1,549	Chemed Corp.	248,475
3,455	US Physical Therapy, Inc.	242,541
		491,016
	HOME BUILDERS - 0.8%
1,509	CalAtlantic Group, Inc.	51,321
264	Thor Industries, Inc.	26,413
		77,734
	INSURANCE - 9.8%
4,667	American Financial Group, Inc.	411,256
2,978	Hanover Insurance Group, Inc.	271,028
3,067	Infinity Prosperty & Casualty Corp.	269,589
		951,873
	INTERNET - 0.3%
185	F5 Networks, Inc. *	26,773

	IRON / STEEL - 0.3%
1,000	Schnitzer Steel Industries, Inc.	25,700

	LEISURE TIME - 2.5%
4,504	Brunswick Corp.	245,648

	MEDIA - 4.0%
14,309	Twenty-First Century Fox, Inc.	389,920

	MISCELLANEOUS MANUFACTURING - 0.4%
505	Crane Co.	36,421

	OIL & GAS - 0.5%
1,967	Patterson-UTI Energy, Inc.	52,952

	OIL & GAS SERVICES - 1.1%
413	Baker Hughes, Inc.	26,833
3,117	Era Group, Inc.	52,895
3,569	McDermott International, Inc. *	26,375
		106,103
	PHARMACEUTICALS - 0.2%
60	Allergan PLC *	12,601
1,100	SciClone Pharmaceuticals *	11,880
		24,481
	REITS - 2.2%
964	Medical Properties Trust, Inc.	11,857
7,921	Pennsylvania Real Estate Investment Trust	150,182
499	SL Green Realty Corp.	53,667
		215,706
	RETAIL - 0.5%
2,818	Francesca’s Holdings Corp. *	50,809

	SEMICONDUCTORS - 5.5%
4,225	Cirrus Logic, Inc. *	238,881
244	NVIDIA Corp.	26,045
1,036	Teradyne, Inc.	26,314
3,333	Texas Instruments, Inc.	243,209
		534,449

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Shares		Value
	SOFTWARE - 2.2%
1,638	CA, Inc.	$52,039
1,383	Fiserv, Inc. *	146,985
219	Manhattan Associates, Inc. *	11,614
		210,638
	TELECOMMUNICATIONS - 2.7%
9,150	Telephone & Data Systems	264,161

	TRANSPORTATION - 0.3%
945	ArcBest Corp.	26,129

	TOTAL COMMON STOCKS (Cost - $7,831,069)	7,839,694

	EXCHANGE TRADED FUNDS - 10.2%
	EQUITY FUNDS - 10.2%
1,131	ProShares Ultra QQQ	97,402
1,693	ProShares Ultra Russell 2000	188,651
9,318	ProShares Ultra S&P 500	709,473
	TOTAL EXCHANGE TRADED FUNDS (Cost - $941,629)	995,526

	SHORT-TERM INVESTMENTS - 8.5%
	MONEY MARKET FUNDS - 8.5%
413,773	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.25% (a)	413,773
413,773	First American Government Obligation Fund - Class Z 0.21% (a)	413,773
	TOTAL SHORT-TERM INVESTMENTS (Cost - $827,546)	827,546

	TOTAL INVESTMENTS - 99.2% (Cost - $9,600,244) (b)	$9,662,766
	OTHER ASSETS LESS LIABILITIES - 0.8%	82,798
	NET ASSETS - 100.0%	$9,745,564

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

ETF	Exchange Traded Fund

*	Non-Income producing investment

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $9,601,271 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$183,723
Unrealized Depreciation:	(122,228)
Net Unrealized Appreciation:	$61,495

Quantified Market Leaders Fund

Portfolio Review (Unaudited)

December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

				Annualized
			Since Inception	Since Inception
	Six Months	One Year	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	14.31%	18.00%	N/A	5.70%
Quantified Market Leaders Fund - Advisor Class	13.87%	N/A	17.17%	N/A
Wilshire 5000 Index **	9.01%	13.04%	12.84%	10.34%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 1.58% for Investor Class and 2.18% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

**	The Wilshire 5000 Index is an unmanaged composite of US traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2016 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	79.2%
Money Market Funds	4.2%
Other Assets Less Liabilities	16.6%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified Market Leaders Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 79.2%
	EQUITY FUNDS - 79.2%
92,773	Guggenheim S&P 500 Pure Value ETF	$5,342,797
53,329	iShares Russell 2000 Growth ETF	8,209,466
184,923	iShares Russell 2000 Value ETF	21,994,742
74,065	iShares S&P Mid-Cap 400 Value ETF	10,754,979
69,209	SPDR S&P Regional Banking ETF	3,845,944
70,689	VanEck Vectors Oil Services ETF	6,477,170
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $52,482,487)	56,625,098

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUNDS - 4.2%
1,489,216	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.25% (a)	1,489,216
1,489,216	First American Government Obligations Fund - Class Z 0.22% (a)	1,489,216
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,978,432)	2,978,432

	TOTAL INVESTMENTS - 83.4% (Cost - $55,460,919) (b)	$59,603,530
	OTHER ASSETS LESS LIABILITIES - 16.6%	11,849,560
	NET ASSETS - 100.0%	$71,453,090

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,472,750 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,130,780
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$4,130,780

TOTAL RETURN SWAPS

		Notional Amount at				Unrealized
	Number of	September 30,		Termination		Appreciation
Reference Entity	Shares	2016	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
iShares PHLX Semiconductor ETF	82,167	10,083,534	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	$884,546
iShares Russel 2000 Growth Index ETF	52,421	8,069,689	1-Mth USD_LIBOR plus 30 bp	9/7/2017	Credit Suisse	226,353
PowerShares Exchange-Traded Fund Trust	242,071	9,687,681	1-Mth USD_LIBOR plus 30 bp	3/7/2017	Credit Suisse	99,243
SPDR S&P Oil & Gas Exploration	161,190	6,676,490	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	(83,570)
SPDR S&P Regional Banking ETF	248,357	13,801,198	1-Mth USD_LIBOR plus 30 bp	9/7/2017	Credit Suisse	556,082
VanEck Vectors SemiConductor ETF	57,586	4,125,461	1-Mth USD_LIBOR plus 30 bp	12/1/2017	Credit Suisse	231,390
Total						$1,914,044

(1)	Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Alternative Investment Fund

Portfolio Review (Unaudited)

December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

				Annualized
			Since Inception	Since Inception
	Six Months	One Year	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	(1.61)%	(0.63)%	N/A	0.97%
Quantified Alternative Investment Fund - Advisor Class	(1.85)%	N/A	0.36%	N/A
S&P 500 Total Return Index **	7.82%	11.96%	11.07%	10.93%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 2.07% for Investor Class and 2.67% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchamrk for Large-Cap stocks. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2016 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	57.5%
Commodity Funds	7.6%
Asset Allocation Funds	4.3%
Open-Ended Mutual Funds:
Equity Funds	8.0%
Asset Allocation Fund	7.3%
Money Market Funds	13.8%
Other Assets less Liabilities	1.5%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified Alternative Investment Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Value
	OPEN-END FUND MUTUAL FUNDS - 15.3%
	ASSET ALLOCATION FUND - 7.3%
14,530	Dreyfus Global Real Return Fund - Institutional Class	$201,968
16,869	Glenmede Secured Options Portfolio - Retail Class	204,114
13,257	Litman Gregory Masters Alternative Strategies - Investor Class	152,057
13,333	Putnam Absolute Return 700 Fund - Retail Class	151,863
		710,002
	EQUITY FUNDS - 8.0%
26,032	PIMCO EqS Long/Short Fund - Institutional Class	294,158
11,016	RMB Investors Trust - RMB Mendon Financial - Retail Class	200,813
11,480	Schwab Hedged Equity Fund - Institutional Class	194,020
6,226	Wasatch Long/Short Fund - Retail Class	82,803
		771,794
	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,488,726)	1,481,796

	EXCHANGE TRADED FUNDS - 69.4%
	ALTERNATIVE FUNDS - 4.3%
6,704	First Trust Exchange-Traded Fund III-First Trust	231,288
7,258	Hull Tactical US ETF	186,894
		418,182
	COMMODITY FUNDS - 7.6%
9,933	PowerShares DB Base Metals Fund *	148,200
33,338	PowerShares DB Commodity Index Tracking Fund *	528,074
3,310	PowerShares Optimum Yield Diversified Commodity	57,197
		733,471
	EQUITY FUNDS - 57.5%
856	Consumer Discretionary Select Sector SPDR Fund	69,678
5,377	First Trust Energy AlphaDEX Fund	88,774
816	First Trust Industrials/Producer Durables	26,830
9,930	First Trust Materials AlphaDEX Fund	355,792
938	First Trust Natural Gas ETF	24,548
1,843	First Trust Technology AlphaDEX Fund	69,850
322	FlexShares Global Upstream Natural Resources	9,229
30,084	Guggenheim Frontier Markets ETF	347,735
746	Guggenheim S&P 500 Equal Weight Technology ETF	80,934
279	Guggenheim S&P Spin-Off ETF	12,117
1,617	iShares Emerging Markets Dividend ETF	55,916
531	iShares MSCI BRIC ETF	16,928
7,262	iShares North American Natural Resources ETF	261,069
2,941	iShares North American Tech-Multimedia Networking	128,286
599	iShares Transportation Average ETF	97,541
1,446	iShares U.S. Basic Materials ETF	120,249
705	iShares U.S. Consumer Services ETF	106,476
1,594	iShares U.S. Financial Services ETF	169,378
1,015	iShares U.S. Oil & Gas Exploration & Production	66,422
1,605	iShares U.S. Oil Equipment & Services ETF	72,947
1,781	iShares US Aerospace & Defense ETF	250,266
1,794	iShares US Regional Banks ETF	81,412
5,974	iShares US Telecommunications ETF	206,103
2,000	PowerShares Aerospace & Defense Portfolio	83,480
963	PowerShares DWA Basic Materials Momentum	57,029
96	PowerShares DWA Energy Momentum Portfolio	4,184
1,579	Powershares Dynamic Leisure & Entertainment	63,192
1,720	Powershares Dynamic Media Portfolio	45,081
2,703	PowerShares Dynamic Oil & Gas Services Portfolio	34,517
4,236	PowerShares Dynamic Retail Portfolio	152,284
1,215	PowerShares FTSE RAFI Emerging Markets Portfolio	22,052
1,451	PowerShares S&P SmallCap Consumer Discretionary	76,134
5,384	PowerShares S&P SmallCap Financials Portfolio	281,368
7,725	ProShares RAFI Long/Short	309,203
1,166	SPDR S&P Bank ETF	50,686
2,533	SPDR S&P Emerging Europe ETF	70,291
56	SPDR S&P Emerging Latin America ETF	2,487

See accompanying notes to financial statements.

Quantified Alternative Investment Fund

PORTFOLIO OF INVESTMENTS (Uaundited) (Continued)

December 31, 2016

Shares		Value
	EQUITY FUNDS (Continued) - 57.5%
15	SPDR S&P Emerging Middle East & Africa ETF	$834
391	SPDR S&P Global Natural Resources ETF	16,066
1,516	SPDR S&P Metals & Mining ETF	46,102
495	SPDR S&P Oil & Gas Equipment & Services ETF	11,063
751	SPDR S&P Oil & Gas Exploration & Production ETF	31,106
757	SPDR S&P Regional Banking ETF	42,067
3,032	SPDR S&P Retail ETF	133,620
5,981	SPDR SSgA Multi-Asset Real Return ETF	145,993
443	VanEck Vectors Africa Index ETF	8,767
5,897	VanEck Vectors Coal ETF	72,297
2,277	VanEck Vectors Oil Services ET	75,938
449	VanEck Vectors Semiconductor ETF	32,166
767	VanEck Vectors Steel ETF	28,985
603	VanEck Vectors Unconventional Oil & Gas ETF	10,993
542	Vanguard Consumer Discretionary ETF	69,739
1,557	Vanguard Financials ETF	92,408
399	Vanguard FTSE Emerging Markets ETF	14,276
2,124	Vanguard Industrials ETF	253,308
1,476	Vanguard Materials ETF	165,961
1,991	Vanguard Telecommunication Services ETF	199,399
2,580	WisdomTree Emerging Markets High Dividend Fund	96,337
943	WisdomTree Emerging Markets SmallCap Dividend	36,881
		5,554,774

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,763,854)	6,706,427

	SHORT-TERM INVESTMENTS - 13.8%
	MONEY MARKET FUNDS - 13.8%
666,727	Fidelity Institutional Money Market Funds - Government Portfolio - Class I 0.25% (a)	666,727
666,727	First American Government Obligations Fund - Class Z 0.21% (a)	666,727
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,333,454)	1,333,454

	TOTAL INVESTMENTS - 98.5% (Cost - $9,586,034) (b)	$9,521,677
	OTHER ASSETS LESS LIABILITIES - 1.5%	141,542
	NET ASSETS - 100.0%	$9,663,219

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-Income producing investment

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $9,593,967 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$72,639
Unrealized Depreciation:	(144,929)
Net Unrealized Depreciation:	$(72,290)

FUTURES CONTRACTS

OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2016	Depreciation
14	NASDAQ 100 E-MINI Future	Mar-17	1,376,200	$(14,280)

See accompanying notes to financial statements.

Quantified STF Fund

Portfolio Review (Unaudited)

December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, as compared to its benchmark:

			Since Inception
	Six Months	One Year	November 13, 2015
Quantified STF Fund - Investor Class	1.58%	(14.57)%	(14.45)%
Quantified STF Fund - Advisor Class	1.43%	(14.80)%	(14.66)%
Nasdaq 100 Total Return Index **	10.79%	7.27%	8.43%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2016, was 1.72% for Investor Class and 2.32% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment

**	The Nasdaq 100 index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December.

Portfolio holdings by types of investments as of December 31, 2016 are as follows:

Holdings by Sector: ^	% of Net Assets
Exchange Traded Funds:
Debt Funds	5.8%
Equity Fund	0.5%
Bonds & Notes:
Banks	11.4%
Insurance	5.1%
Pharmaceuticals	4.5%
Healthcare - Services	3.8%
Telecommunications	3.8%
Semiconductors	2.6%
Certificates of Deposit:
Banks	22.9%
Money Market Funds	3.1%
Other Investments and Other Assets less Liabilities	36.5%
100.0%

^	The Top Ten Holdings by Sector does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Quantified STF Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 55.6%
	AIRLINES - 1.3%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$1,003,420

	APPAREL - 1.3%
1,000,000	Ralph Lauren Corp.	2.1250	9/26/2018	1,008,440

	AUTO MANUFACTUERS - 1.3%
1,000,000	Ford Motor Credit Co. LLC	1.5000	1/17/2017	1,000,092

	BANKS - 11.4%
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	1,006,368
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	1,006,874
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	1,007,478
1,000,000	Deutsche Bank AG/London	1.4000	2/13/2017	999,706
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	1,005,581
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	992,631
1,000,000	Huntington National Bank	2.2000	4/1/2019	1,001,402
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	1,003,021
1,000,000	Toronto-Dominion Bank	2.0500	3/31/2021	965,350
				8,988,411
	BEVERAGES - 1.3%
1,000,000	Anheuser-Busch InBev Finance, Inc.	1.9000	2/1/2019	1,001,942

	BIOTECHNOLOGY - 1.3%
1,000,000	Celgene Corp.	2.3000	8/15/2018	1,006,510

	CHEMICALS - 1.3%
1,000,000	Monsanto Co.	1.1500	6/30/2017	999,369

	COMMERCIAL SERVICES - 1.3%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,024,886

	DIVERSFIED FINANCIAL SERVICES - 1.3%
1,000,000	Murray Street Investment Trust I	4.6470	3/9/2017	1,005,835

	FOOD - 1.3%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	1,005,546

	HEALTHCARE - PRODUCTS - 2.5%
1,000,000	St Jude Medical, Inc.	2.8000	9/15/2020	1,006,468
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,000,821
				2,007,289
	HEALTHCARE - SERVICES - 3.8%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	1,003,036
1,000,000	Laboratory Corp of America Holdings	2.2000	8/23/2017	1,004,819
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	1,000,072
				3,007,927
	INSURANCE - 5.1%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,029,673
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	1,009,820
1,000,000	MetLife, Inc.	1.9030	12/15/2017	1,002,720
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	1,010,284
				4,052,497
	INTERNET - 1.3%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	1,015,196

See accompanying notes to financial statements.

Quantified STF Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	LEISURE TIME - 1.3%
1,000,000	Carnival Crop.	3.9500	10/15/2020	$1,055,134

	MEDIA - 1.3%
1,000,000	Thomson Reuters Corp.	1.6500	9/29/2017	1,001,297

	OFFICE / BUSINESS EQUIPMENT - 1.2%
1,000,000	Xerox Corp.	2.8000	5/15/2020	983,566

	PHARMACEUTICALS - 4.5%
1,000,000	AbbVie, Inc.	1.8000	5/14/2018	1,001,086
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	980,794
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	1,001,798
550,000	Cardinal Health, Inc.	1.7000	3/15/2018	549,609
				3,533,287
	REAL ESTATE- 0.6%
500,000	Post Apartment Homes LP	4.7500	10/15/2017	507,724

	REITS - 1.3%
1,000,000	Ventas Realty LP	1.2500	4/17/2017	999,606

	RETAIL - 3.2%
1,000,000	CVS Health Corp.	1.9000	7/20/2018	1,004,224
500,000	Home Depot, Inc.	2.0000	4/1/2021	496,326
1,000,000	McDonald’s Corp.	3.5000	7/15/2020	1,040,688
				2,541,238
	SEMICONDUCTORS - 2.6%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	1,024,428
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	1,009,434
				2,033,862
	TELECOMMUNICATIONS - 3.8%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	993,856
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	1,010,349
1,000,000	Vodafone Group PLC	1.5000	2/19/2018	996,562
				3,000,767

	TOTAL BONDS & NOTES (Cost - $43,742,054)			43,783,841

	CERTIFICATE OF DEPOSIT - 25.5%
	AUTO MANUFACTURERS - 2.6%
1,000,000	BMW Bank of North America	1.5000	6/18/2018	1,003,790
1,000,000	BMW Bank of North America	1.6000	1/22/2019	1,004,942
				2,008,732
	BANKS - 22.9%
1,000,000	Ally Bank	1.2500	11/27/2017	1,002,002
1,000,000	American Express Centurion Bank	2.0500	11/25/2019	1,012,721
1,000,000	BMO Harris Bank NA	0.9000	5/12/2017	1,000,788
1,000,000	Cadence Bank NA	1.2500	2/12/2018	1,003,146
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	1,001,180
1,000,000	Compass Bank	1.3500	1/2/2018	1,003,298
1,000,000	Goldman Sachs Bank USA	2.2500	12/9/2020	1,014,487
1,000,000	Goldman Sachs Bank USA	2.0500	1/13/2020	1,015,886
1,000,000	HSBC Bank	1.2500	2/8/2021	1,002,221
1,000,000	JPMorgan Chase Bank	1.2500	2/10/2021	1,000,903
1,000,000	mBank/Manistique MI	1.1000	7/10/2017	1,001,634
1,000,000	Sallie Mae Bank	1.3500	12/18/2017	1,001,837
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	1,018,311
1,000,000	State Bank of India	2.1500	12/16/2019	1,012,911
1,000,000	UBS Bank USA	1.6500	6/7/2021	986,058

See accompanying notes to financial statements.

Quantified STF Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BANKS (continued) - 22.9%
1,000,000	WebBank	1.2000	2/26/2019	$996,310
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	1,005,982
1,000,000	World’s Foremost Bank	1.7000	6/9/2021	985,997
				18,065,672

	TOTAL CERTIFICATE OF DEPOSIT (Cost - $19,999,058)			20,074,404

Shares
	EXCHANGE TRADED FUNDS - 6.3%
	DEBT FUNDS - 5.8%
34,100	Guggenheim BulletShares 2017 Corporate Bond ETF			771,001
36,200	Guggenheim BulletShares 2018 Corporate Bond ETF			766,716
36,300	Guggenheim BulletShares 2019 Corporate Bond ETF			767,382
36,300	Guggenheim BulletShares 2020 Corporate Bond ETF			769,560
15,300	Guggenheim Enhanced Short Duration ETF *			766,836
25,200	SPDR Barclays Short Term Corporate Bond ETF			769,356
				4,610,851
	EQUITY FUND - 0.5%
3,000	Powershares QQQ Trust Series 1			355,440

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,994,867)			4,966,291

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUNDS - 3.1%
1,210,989	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.25% (a)			1,210,989
1,210,989	First Amercan Government Obligations Fund - Class Z 0.21% (a)			1,210,989
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,421,978)			2,421,978

	TOTAL INVESTMENTS - 90.5% (Cost - $71,157,957) (b)			$71,246,514
	OTHER ASSETS LESS LIABILITIES - 9.5%			7,512,376
	NET ASSETS - 100.0%			$78,758,890

REIT	Real Estate Investment Trust

ETF	Exchange Traded Fund

LP	Limited Partnership

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $71,161,986 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$258,144
Unrealized Depreciation:	(173,616)
Net Unrealized Appreciation:	$84,528

FUTURES CONTRACTS

OPEN SHORT FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2016	Depreciation
1,617	Nasdaq 100 E-Mini Future	March-17	$157,502,046	$(200,286)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2016

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$48,805,489	$9,600,244	$55,460,919	$9,586,034	$71,157,957
At value	$48,709,947	$9,662,766	$59,603,530	$9,521,677	$71,246,514
Cash collateral for swaps	—	—	10,210,000	—	—
Cash	—	—	—	—	10,250
Deposits with brokers for futures	178,028	134,607	—	152,186	7,417,276
Receivable:
Unrealized appreciation on swap contracts	—	—	1,997,614	—
Securities sold	1,153,640	581,288	—	—	287,751
Dividends and Interest	140,591	4,462	840	1,852	335,919
Fund shares sold	2,265	1,005	3,242	1,213	—
Prepaid expenses and other assets	25,566	22,268	40,620	19,855	21,812
Total Assets	50,210,037	10,406,396	71,855,846	9,696,783	79,319,522

Liabilities:
Payables:
Securities purchased	1,527,568	640,908	—	—	71,957
Unrealized depreciation on swaps	—	—	83,570	—	—
Unrealized depreciation on futures	10,365	—	—	14,280	200,286
Fund shares redeemed	185,569	2,955	192,007	2,936	153,769
Investment advisory fees	30,844	6,463	46,709	5,974	69,337
Payable to related parties	14,246	7,036	45,737	6,831	26,172
Distributions (12b-1) fees	10,448	2,173	15,729	2,127	17,357
Non 12b-1 Shareholder servicing fees - Investor Class	11,358	1,297	19,004	1,416	21,754
Total Liabilities	1,790,398	660,832	402,756	33,564	560,632

Net Assets	$48,419,639	$9,745,564	$71,453,090	$9,663,219	$78,758,890

Net Assets Consist of:
Capital Stock	$50,881,669	$9,450,217	$67,709,756	$10,347,265	$90,580,169
Accumulated undistributed net investment income (loss)	600,995	5,443	(968,314)	55,898	(47,901)
Accumulated net realized gain (loss) from investments and futures	(2,957,118)	227,382	(1,345,007)	(661,307)	(11,661,649)
Net unrealized appreciation (depreciation) on:
Investments	(95,542)	62,522	4,142,611	(64,357)	88,557
Futures	(10,365)	—	—	(14,280)	(200,286)
Swaps	—	—	1,914,044	—	—
Net Assets	$48,419,639	$9,745,564	$71,453,090	$9,663,219	$78,758,890

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$48,190,714	$9,716,186	$71,158,055	$9,644,726	$78,728,518
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	5,165,826	928,556	6,630,506	1,074,933	9,394,194
Net asset value, (Net Assts ÷ Shares Outstanding), offering and redemption price per share	$9.33	$10.46	$10.73	$8.97	$8.38
Advisor Class Shares:
Net Assets	$228,925	$29,378	$295,035	$18,493	$30,372
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	24,712	2,820	27,695	2,069	3,639
Net asset value, (Net Assts ÷ Shares Outstanding), offering and redemption price per share	$9.26	$10.42	$10.65	$8.94	$8.35

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Month Ended December 31, 2016

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Investment Income
Dividends (net of foreign tax withholdings $0, $204, $0,$0 and $0, respectively)	$921,121	$54,904	$564,067	$107,166	$65,072
Interest	3,840	912	4,276	1,537	667,302
Total Investment Income	924,961	55,816	568,343	108,703	732,374

Expenses
Investment advisory fees	171,308	26,810	267,591	27,736	440,261
Administration fees	59,339	9,318	92,769	9,634	114,409
Distribution (12b-1) fees				—
Investor	56,510	8,881	88,941	9,221	110,034
Advisor	2,373	221	1,026	96	124
Shareholder servicing fees - Investor Class	33,994	5,336	53,397	5,535	66,021
Miscellaneous expenses	—	73	—	—	—
Total Operating Expenses	323,524	50,639	503,724	52,222	730,849

Net Investment Income	601,437	5,177	64,619	56,481	1,525

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	640,992	577,533	7,763,606	(205,815)	307,699
Futures	(15,153)	(748)	—	(9,519)	3,098,135
Swaps	—	—	1,629,651	—	—
Net change in unrealized appreciation	625,839	576,785	9,393,257	(215,334)	3,405,834
(depreciation) on:
Investments	(1,044,008)	11,041	(400,265)	(105,966)	(807,086)
Futures	(10,365)	5,464	—	(13,174)	(117,055)
Swaps	—	—	881,762	—	—
	(1,054,373)	16,505	481,497	(119,140)	(924,141)
Net Realized and Unrealized Gain (Loss) on Investment, Futures and Swaps	(428,534)	593,290	9,874,754	(334,474)	2,481,693

Net Increase (Decrease) in Net Assets Resulting From Operations	$172,903	$598,467	$9,939,373	$(277,993)	$2,483,218

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund		Quantified All-Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2016	2016	2016	2016
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$601,437	$479,877	$5,177	$11,311
Net realized loss from investments, futures and distributions from underlying investment companies	625,839	(601,474)	576,785	(284,963)
Net change in unrealized appreciation (depreciation) on investments futures and swaps	(1,054,373)	1,448,171	16,505	77,336
Net Increase (Decrease) in Net Assets Resulting From Operations	172,903	1,326,574	598,467	(196,316)

Distributions to Shareholders from:
Net investment income:
Investor Class	(476,560)	(1,034,779)	—	—
Advisor Class	(2,691)	—
Total Distributions to Shareholders	(479,251)	(1,034,779)	—	—

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	77,660,612	84,296,609	9,407,125	899,171
Advisor Class	1,023,715	73,152	49,996	26,530
Net asset value of shares issued in reinvestment of distributions
Investor Class	476,560	1,034,779	—	—
Advisor Class	2,691	—	—	—
Payments for shares redeemed
Investor Class	(68,344,859)	(79,328,999)	(3,306,066)	(3,597,556)
Advisor Class	(860,675)	(160)	(50,608)	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	9,958,044	6,075,381	6,100,447	(2,671,855)

Total Increase (Decrease) in Net Assets	9,651,696	6,367,176	6,698,914	(2,868,171)

Net Assets:
Beginning of Period	38,767,943	32,400,767	3,046,650	5,914,821
End of Period *	$48,419,639	$38,767,943	$9,745,564	$3,046,650

* Includes accumulated undistributed net investment income (loss)	$600,995	$478,809	$5,443	$266

Share Activity
Investor Class:
Shares Sold	8,239,803	9,216,780	945,079	95,215
Shares issued in reinvestments of Distributions	51,023	116,398	—	—
Shares Redeemed	(7,262,512)	(8,660,805)	(329,467)	(387,205)
Net increase (decrease) in Shares of Beneficial Interest Outstanding	1,028,314	672,373	615,612	(291,990)

Advisor Class:
Shares Sold	108,858	7,994	5,073	2,815
Shares issued in reinvestments of Distributions	290	—	—	—
Shares Redeemed	(92,413)	(17)	(5,068)	—
Net Increase in Shares of Beneficial Interest Outstanding	16,735	7,977	5	2,815

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2016	2016	2016	2016
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$64,619	$(170,206)	$56,481	$1,184
Net realized gain (loss) from investments, futures, and swaps	9,393,257	(8,958,067)	(215,334)	(419,674)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	481,497	5,619,414	(119,140)	165,295
Net Decrease in Net Assets Resulting From Operations	9,939,373	(3,508,859)	(277,993)	(253,195)

Distributions to Shareholders from:
Net investment income:
Investor Class	(1,565,638)	—	(3,585)	(23,440)
Advisor Class	(7,013)		(4)
Net realized gains:
Investor Class	—	(1,330,439)	—	(42,654)
Total Distributions to Shareholders	(1,572,651)	(1,330,439)	(3,589)	(66,094)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	54,334,560	88,601,390	8,656,323	1,048,118
Advisor Class	550,214	56,390	2,908	21,612
Net asset value of shares issued in reinvestment of distributions
Investor Class	1,565,639	1,330,439	3,585	66,094
Advisor Class	7,012		4
Payments for shares redeemed		—	—	—
Investor Class	(67,425,151)	(108,201,869)	(2,672,199)	(4,924,003)
Advisor Class	(375,747)	(124)	(5,982)	—
Total Decrease in Net Assets From Shares of Beneficial Interest	(11,343,473)	(18,213,774)	5,984,639	(3,788,179)

Total Decrease in Net Assets	(2,976,751)	(23,053,072)	5,703,057	(4,107,468)

Net Assets:
Beginning of Period	74,429,841	97,482,913	3,960,162	8,067,630
End of Period *	$71,453,090	$74,429,841	$9,663,219	$3,960,162

* Includes accumulated undistributed net investment income (loss)	$(968,314)	$539,718	$55,898	$3,006

Share Activity
Investor Class:
Shares Sold	5,489,094	9,432,843	935,752	116,051
Shares issued in reinvestments of Distributions	141,944	141,236	395	7,311
Shares Redeemed	(6,749,921)	(11,375,055)	(293,050)	(540,334)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,118,883)	(1,800,976)	643,097	(416,972)

Advisor Class: (a)
Shares Sold	56,524	6,103	317	2,391
Shares issued in reinvestments of Distributions	640	—	—	—
Shares Redeemed	(35,559)	(13)	(639)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	21,605	6,090	(322)	2,391

(a)	Advisor Class commenced operations on March 18, 2016.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified STF Fund (a)
	Six Months Ended	Period Ended
	December 31, 2016	June 30, 2016
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment Income (loss)	$1,525	$(63,870)
Net realized gain (loss) from investments and futures	3,405,834	(15,067,483)
Net change in unrealized appreciation (depreciation) on investments and futures	(924,141)	812,412
Net Increase (Decrease) in Net Assets Resulting From Operations	2,483,218	(14,318,941)

Distributions to Shareholders from:
Net investment income:		—
Investor Class	(6,703)
Advisor Class	(29)
Total Distributions to Shareholders	(6,732)	—

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	36,009,061	149,029,179
Advisor Class	18,701	14,613
Net asset value of shares issued in reinvestment of distributions
Investor Class	6,703	—
Advisor Class	29	—
Payments for shares redeemed
Investor Class	(42,084,918)	(52,390,776)
Advisor Class	(1,247)
Total Increase in Net Assets From Shares of Beneficial Interest	(6,051,671)	96,653,016

Total Increase (Decrease) in Net Assets	(3,575,185)	82,334,075

Net Assets:
Beginning of Period	82,334,075	—
End of Period*	$78,758,890	$82,334,075
* Includes accumulated net investment loss	$(47,091)	$(42,694)

Share Activity
Investor Class:
Shares Sold	4,311,337	15,795,292
Shares issued in reinvestments of Distributions	769	—
Shares Redeemed	(4,899,842)	(5,813,362)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(587,736)	9,981,930

Advisor Class:
Shares Sold	2,135	1,647
Shares issued in reinvestments of Distributions	4	—
Shares Redeemed	(147)	—
Net Increase in Shares of Beneficial Interest Outstanding	1,992	1,647

(a)	The Fund commenced operations on November 13, 2015.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Investor Class						Advisor Class
	Six Months Ended						Six Months Ended
	December 31,		Year Ended June 30,		Period Ended		December 31,		Period Ended
	2016		2016	2015	June 30, 2014 (1)		2016		June 30, 2016 (1)
	(Unaudited)						(Unaudited)

Net asset value, beginning of year or period	$9.35		$9.35	$10.27	$10.00		$9.34		$9.04
Activity from investment operations:
Net investment income (2)	0.13		0.13	0.20	0.15		0.08		0.04
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies(3)	(0.06)		0.22	(0.58)	0.20		(0.05)		0.26
Total from investment operations	0.07		0.35	(0.38)	0.35		0.03		0.30
Distributions to Shareholders:
Net investment income	(0.09)		(0.35)	(0.18)	(0.08)		(0.11)		—
Net realized gains	—		—	(0.36)	(0.00	) (4)	—		—
Total distributions	(0.09)		(0.35)	(0.54)	(0.08)		(0.11)		—
Net asset value, end of year or period	$9.33		$9.35	$9.35	$10.27		$9.26		$9.34
Total return (5)	0.78	% (6)	3.89%	(3.84)%	3.58	% (6)	0.28	% (6)	3.32	% (6)
Net assets, end of year or period (in 000s)	$48,191		$38,693	$32,401	$54,190		$229		$75
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.41	% (8)	1.44%	1.44%	1.44	% (8)	2.01	% (8)	2.04	% (8)
Ratio of net investment income to average net assets (7,9)	2.64	% (8)	1.40%	2.04%	1.69	% (8)	1.64	% (8)	1.65	% (8)
Portfolio turnover rate	297	% (6)	718%	872%	570	% (6)	297	% (6)	718	% (6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total return shown assumes the reinvestment of all distributions.

(6)	Not Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified All-Cap Equity Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Investor Class						Advisor Class
	Six Months Ended						Six Months Ended
	December 31,		Year Ended June 30,		Period Ended		December 31,		Period Ended
	2016		2016	2015	June 30, 2014 (1)		2016		June 30, 2016 (1)
	(Unaudited)						(Unaudited)

Net asset value, beginning of year or period	$9.65		$9.78	$10.20	$10.00		$9.64		$9.23
Activity from investment operations:
Net investment income (loss) (2)	0.01		0.03	(0.02)	(0.01)		(0.03)		0.02
Net realized and unrealized gain (loss) on investments and futures (3)	0.80		(0.16)	0.09	0.44		0.81		0.39
Total from investment operations	0.81		(0.13)	0.07	0.43		0.78		0.41
Distributions to Shareholders:
Net investment income	—		—	(0.02)	—		—		—
Net realized gains	—		—	(0.47)	((0.23))		—		—
Total distributions	—		—	(0.49)	(0.23)		—		—
Net asset value, end of year or period	$10.46		$9.65	$9.78	$10.20		$10.42		$9.64
Total return (4)	8.39	% (5)	(1.33)%	0.68%	4.26	% (5)	8.09	% (5)	4.44	% (5)
Net assets, end of year or period (in 000s)	$9,716		$3,020	$5,915	$6,765		$29		$27
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.41	% (7)	1.46%	1.45%	1.44	% (7)	2.01	% (7)	2.04	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.14	% (7)	0.27%	(0.16)%	(0.11	)% (7)	(0.36	)% (7)	0.78	% (7)
Portfolio turnover rate	514	% (5)	961%	1,429%	1,327	% (5)	514	% (5)	961	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Investor Class							Advisor Class
	Six Months Ended							Six Months Ended
	December 31,		Year ended June 30,			Period Ended		December 31,		Period Ended
	2016		2016		2015	June 30, 2014 (1)		2016		June 30, 2016 (1)
	(Unaudited)							(Unaudited)

Net asset value, beginning of year or period	$9.60		$10.21		$11.09	$10.00		$9.58		$9.31
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.01)		(0.06)	(0.02)		(0.02)		0.03
Net realized and unrealized gain (loss) on investments, futures, swaps and other investment companies (3)	1.36		(0.45)		(0.09)	1.24		1.36		0.24
Total from investment operations	1.37		(0.46)		(0.15)	1.22		1.34		0.27
Distributions to Shareholders:
Net investment income	(0.24)		—		—	(0.01)		(0.27)		—
Net realized gains	—		(0.15)		(0.73)	(0.12)		—		—
Total distributions	(0.24)		(0.15)		(0.73)	(0.13)		(0.27)		0.00
Net asset value, end of year or period	$10.73		$9.60		$10.21	$11.09		$10.65		$9.58
Total return (4)	14.19	% (5,6)	(4.46	)% (5)	(1.42)%	12.22	% (6)	13.87	% (6)	2.90	% (6)
Net assets, end of year or period (in 000s)	$71,158		$74,371		$97,483	$133,898		$295		$58
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.41	% (8)	1.44%		1.43%	1.42	% (8)	2.01	% (8)	2.04	% (8)
Ratio of net investment income(loss) to average net assets (7,9)	0.18	% (8)	(0.21)%		(0.58)%	(0.22	)% (8)	(0.47	)% (8)	1.57	% (8)
Portfolio turnover rate	258	% (6)	687%		490%	887	% (6)	258	% (6)	687	% (6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total returns shown assumes the reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Investor Class							Advisor Class
	Six Months Ended							Six Months Ended
	December 31,		Year ended June 30,			Period Ended		December 31,		Period Ended
	2016		2016	2015		June 30, 2014 (1)		2016		June 30, 2016 (1)
	(Unaudtied)							(Unaudtied)

Net asset value, beginning of year or period	$9.12		$9.50	$10.93		$10.00		9.12		$8.91
Activity from investment operations:
Net investment income (2)	0.07		0.00	0.03		0.02		0.01		(0.06)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies (3)	(0.22)		(0.26)	(0.38)		1.15		(0.19)		0.27
Total from investment operations	(0.15)		(0.26)	(0.35)		1.17		(0.18)		0.21
Distributions to Shareholders:
Net investment income	(0.00	) (4)	(0.04)	—		(0.06)		(0.00)		—
Net realized gains	—		(0.08)	(1.08)		(0.18)		—		—
Total distributions	(0.00)		(0.12)	(1.08)		(0.24)		(0.00)		—
Net asset value, end of year or period	$8.97		$9.12	$9.50		$10.93		$8.94		9.12
Total return (5)	(1.61	)% (7)	(2.75)%	(3.33	)%(6)	11.70	% (7)	(1.95	)% (6,7)	2.36	% (6,7)
Net assets, end of year or period (in 000s)	$9,645		$3,938	$8,068		$10,851		$18		$22
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (8)	1.41	% (9)	1.44%	1.42%		1.42	% (9)	2.01	% (9)	2.04	% (9)
Ratio of net investment income(loss) to average net assets (8,10)	1.52	% (9)	0.02%	0.30%		0.25	% (9)	0.32	% (9)	(2.17	)% (9)
Portfolio turnover rate	303	% (7)	687%	1,040%		1,071	% (7)	303	% (7)	687	% (7)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown assumes the reinvestment of all distributions.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class (1)		Advisor Class (1)
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
	(Unaudited)		(Unaudited)

Net asset value, beginning of period	$8.25	$10.00	$8.24	$10.00
Activity from investment operations:
Net investment loss (2)	—	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies (3)	0.13	(1.74)	0.14	(1.75)
Total from investment operations	0.13	(1.75)	0.12	(1.76)
Distributions to Shareholders
Distributions from net investment income	(0.00)	—	(0.01)	—
Net realized gains	—	—	—	—
Total distributions	0.00	—	(0.01)	—
Net asset value, end of period	$8.38	$8.25	$8.35	$8.24
Total return (3,4)	1.58%	(17.50)%	1.43%	(17.60)%
Net assets, end of period (in 000s)	$78,729	$82,320	$30	$14
Ratios/Supplemental Data:
Ratio of expenses to average net assets (5,6)	1.66%	1.69%	2.26%	2.29%
Ratio of net investment income (loss) to average net assets (6,7)	0.00%	(0.13)%	(0.58)%	(0.25)%
Portfolio turnover rate (4)	15%	59%	15%	59%

(1)	The Fund commenced operations on November 13, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2016

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”) except Quantified STF, which is non-diversified, a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”).

The Funds’ Investor Class commenced operations on August 9, 2013 and the Advisor Class commenced operations on March 18, 2016, except for both classes of Quantified STF Fund which commenced operation on November 13, 2015 and their investment objectives are as follows:

-	Quantified Managed Income Fund – seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.

-	Quantified All-Cap Equity Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Market Leaders Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Alternative Investment Fund – seeks high total return from alternative investment vehicles on an annual basis consistent with high tolerance for risk.

-	Quantified STF Fund – seeks high appreciation on an annual basis consistent with high tolerance for risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase may be valued at amortized cost which approximates fair value.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for each Funds’ assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$4,835,838	$—	$—	$4,835,838
Exchange Traded Funds	42,138,549	—	—	42,138,549
Money Market Funds	1,735,560	—	—	1,735,560
Total	$48,709,947	$—	$—	$48,709,947
Liabilities - Derivatives
Futures Contracts	$10,365	$—	$—	$10,365

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$7,839,694	$—	$—	$7,839,694
Exchange Traded Funds	995,526	—	—	995,526
Money Market Funds	827,546	—	—	827,546
Total	$9,662,766	$—	$—	$9,662,766

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$56,625,098	$—	$—	$56,625,098
Money Market Funds	2,978,432	—	—	2,978,432
Total	$59,603,530	$—	$—	$59,603,530
Derivatives
Swaps	$—	$1,997,614	$—	$1,997,614
Liabilities
Derivatives
Swaps	$—	$(83,570)	$—	$(83,570)

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$1,481,796	$—	$—	$1,481,796
Exchange Traded Funds	6,706,427	—	—	6,706,427
Money Market Funds	1,333,454	—	—	1,333,454
Total	$9,521,677	$—	$—	$9,521,677
Liabilities
Derivatives
Futures Contracts	$(14,280)	$—	$—	$(14,280)

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes *	$—	$43,783,841	$—	$43,783,841
Certificate of Deposit	—	20,074,404	—	20,074,404
Exchange Traded Funds	4,966,291	—	—	4,966,291
Money Market Funds	2,421,978	—	—	2,421,978
Total	$7,388,269	$63,858,245	$—	$71,246,514
Liabilities
Derivatives
Futures Contracts	$(200,286)	$—	$—	$(200,286)

*	Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period ended December 31, 2016.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is each Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps. Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the Custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the six months ended December 31, 2016, Quantified Market Leaders Fund entered into total return swaps.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2013 – 2015) or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six months ended December 31, 2016 for all Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$140,092,455	$130,225,069
Quantified All-Cap Equity Fund	42,370,604	33,797,294
Quantified Market Leaders Fund	156,602,317	151,981,241
Quantified Alternative Investment Fund	23,892,536	19,038,572
Quantified STF Fund	11,382,239	22,797,658

4.	Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2016:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized depreciation on Futures
Total Return Swaps	Unrealized appreciation on Swaps
Total Return Swaps	Unrealized depreciation on Swaps

At December 31, 2016, the fair value of derivatives instruments was as follows:

Asset derivatives
Equity
Contracts
Quantified Market Leaders Fund	Swap Contracts	1,997,614

	Liability derivatives
		Equity
		Contracts
Quantified Managed Income Fund	Futures	$(10,365)
Quantified Market Leaders Fund	Swap Contracts	(83,570)
Quantified Alternative Investment Fund	Futures	(14,280)
Quantified STF Fund	Futures	(200,286)

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

Transactions in derivative instruments during the year/period ended December 31,2016, were as follows:

		Equity/Interest
		Rate Contracts
Quantified Managed Income Fund	Realized gain (loss) (1)
Interest Rate Risk	Futures	$(15,153)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(10,365)

Quantified All-Cap Equity Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(748)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$5,464

Quantified Market Leaders Fund	Realized gain (loss) (1)
Equity Risk	Swaps	$1,629,651
	Change in unrealized appreciation (depreciation) (2)
	Swaps	$881,762

Quantified Alternative Investment Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(9,519)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(13,174)

Quantified STF Fund	Realized gain (loss) (1)
Equity Risk	Futures	$3,098,135
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(117,055)

(1)	Statement of Operations location: Net realized gain (loss) on futures, Net realized gain (loss) on swap contracts.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swap contracts.

Associated Risk

The derivative instruments outstanding as of December 31, 2016 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the futures volume of derivative activity for each Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

Counterparty Risk: Each Fund may invests in derivative instruments (the “Product”) issued for the Fund by Credit Suisse. If Credit Suisse becomes insolvent, Credit Suisse may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2016.

Quantified Managed Income Fund

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liability Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(10,365)	$—	$(10,365)	$—	$10,365	$—

Quantified Market Leaders Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Swap Contracts	$1,997,614	$—	$1,997,614	$(83,570)	$—	$1,914,044

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Swap Contracts	$(83,570)	$—	$(83,570)	$83,570	$—	$—

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(14,280)	$—	$(14,280)	$—	$14,280	$—

Quantified STF Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(200,286)	$—	$(200,286)	$—	$200,286	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

6.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARITES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays Advisor fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%, except for Quantified STF which pays 1.00%. For the six months ended December 31, 2016, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$171,308
Quantified All-Cap Equity Fund	$26,810
Quantified Market Leaders Fund	$267,591
Quantified Alternative Investment Fund	$27,736
Quantified STF Fund	$440,261

Gemini Fund Services, LLC (“GFS”), GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

In addition, certain affiliates of GFS provide services to each Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of GFS. NLCS completed its service in November 2016.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of GFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which a Fund pays fees to the Distributor for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six months ended December 31, 2016, pursuant to the Rule 12b-1 Plan, each Fund paid:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$56,510	$2,373	$58,883
Quantified All-Cap Equity Fund	8,881	221	9,102
Quantified Market Leaders Fund	88,941	1,026	89,967
Quantified Alternative Investment Fund	9,221	96	9,317
Quantified STF Fund	110,034	124	110,158

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each fund. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros Financial Services, Inc. (“Ceros”) to provide compensation for ongoing shareholder servicing and distribution-related activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the six months ended December 31, 2016, pursuant to the Shareholder Services Agreement, each Fund paid:

Investor Class
Quantified Managed Income Fund	$33,994
Quantified All-Cap Equity Fund	5,336
Quantified Market Leaders Fund	53,397
Quantified Alternative Investment Fund	5,535
Quantified STF Fund	66,021

During the six months ended December 31 30, 2016, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and received $5,038, $3,120, $0, $2,534 and $38,651 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2016 and June 30, 2015 was as follows:

For fiscal period ended	Ordinary	Long-Term
6/30/2016	Income	Capital Gains	Total
Quantified Managed Income Fund	$1,034,779	$—	$1,034,779
Quantified All-Cap Equity Fund	—	—	—
Quantified Market Leaders Fund	1,321,758	8,681	1,330,439
Quantified Alternative Investment Fund	23,480	42,614	66,094
Quantified STF Fund	—	—	—

For fiscal period ended	Ordinary	Long-Term
6/30/2015	Income	Capital Gains	Total
Quantified Managed Income Fund	$1,237,500	$231,741	$1,469,241
Quantified All-Cap Equity Fund	212,749	64,987	277,736
Quantified Market Leaders Fund	7,680,989	13,709	7,694,698
Quantified Alternative Investment Fund	739,690	200,898	940,588

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$478,809	$—	$(55,385)	$(3,479,861)	$900,755	$(2,155,682)
Quantified All-Cap Equity Fund	—	—	(153,606)	(200,234)	50,720	(303,120)
Quantified Market Leaders Fund	1,572,000	—	(5,638,635)	(5,087,798)	4,531,045	(4,623,388)
Quantified Alternative Investment Fund	3,006	—	(80,112)	(359,034)	33,676	(402,464)
Quantified STF Fund	—	—	(15,189,379)	—	891,614	(14,297,765)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open futures and swaps contracts, and adjustments for real estate investment trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Quantified STF Fund incurred and elected to defer such late year losses of $42,694.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Quantified Managed Income Fund	$55,385
Quantified All-Cap Equity Fund	153,606
Quantified Market Leaders Fund	5,638,635
Quantified Alternative Investment Fund	80,112
Quantified STF Fund	15,146,685

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

At June 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Quantified Managed Income Fund	$2,927,060	$552,801	$3,479,861
Quantified All-Cap Equity Fund	200,234	—	200,234
Quantified Market Leaders Fund	5,087,798	—	5,087,798
Quantified Alternative Investment Fund	354,802	4,232	359,034
Quantified STF Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the reclassification of Fund distributions, and tax adjustments for swap contracts, real estate investment trusts, grantor trusts, passive foreign investment companies, partnerships, C-Corporation return of capital distributions and non-deductible expenses resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Quantified Managed Income Fund	$—	$(800)	$800
Quantified All-Cap Equity Fund	(11,471)	6,238	5,233
Quantified Market Leaders Fund	—	709,924	(709,924)
Quantified Alternative Investment Fund	—	1,830	(1,830)
Quantified STF Fund	(21,176)	21,176	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Managed Income Fund and Market Leaders Fund currently invest a portion of their assets in PIMCO 0-5 Year High Yield Corporate Bond Index ETF and iShares Russell 2000 Value ETF, respectively. The Funds may redeem their investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Managed Income Fund and Market Leaders Fund may be directly affected by the performance of the PIMCO 0-5 Year High Yield Corporate Bond Index ETF and iShares Russell 2000 Value ETF, respectively. The financial statements of the PIMCO 0-5 Year High Yield Corporate Bond Index ETF and iShares Russell 2000 Value ETF, including the portfolio of investments, can be found at the websites www.pimcoetfs.com and www.iShares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2016 the percentage of the Managed Income Funds net assets invested in the PIMCO 0-5 Year High Yield Corporate Bond Index ETF was 29.3%. As of December 31, 2016 the percentage of the Market Leaders Fund net assets invested in the iShares Russell 2000 Value ETF was 30.8%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2016, Trust Company of America held approximately 78.17% of Managed Income Fund, 83.44% of All-Cap Equity Fund, 75.58% of Market Leaders Fund, 75.43% of Alternative Investment Fund and 96.01% of STF Fund, for the benefit of its customers.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

10.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

Subsequent events, after the date of the Statements of Assets and Liabilities, have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

QUANTIFIED FUNDS

EXPENSE EXAMPLES (Unaudited)

December 31, 2016

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

					Ending
	Fund’s	Beginning	Ending	Expenses	Account	Expenses
	Annualized	Account Value	Account Value	Paid During	Value	Paid During
	Expense Ratio	7/1/16	12/31/16	Period*	12/31/16	Period*

Quantified Managed Income Fund
Investor Class	1.41%	$1,000.00	$1,007.80	$7.14	$1,018.10	$7.17
Advisor Class	2.01%	$1,000.00	$1,002.80	$5.74	$1,015.07	$10.21
Quantified All-Cap Equity Fund
Investor Class	1.41%	$1,000.00	$1,083.90	$7.41	$1,018.10	$7.17
Advisor Class	2.16%	$1,000.00	$1,080.90	$11.33	$1,014.32	$10.97
Quantified Market Leaders Fund
Investor Class	1.41%	$1,000.00	$1,141.90	$7.61	$1,018.10	$7.17
Advisor Class	2.16%	$1,000.00	$1,138.70	$11.64	$1,014.32	$10.97
Quantified Alternative Investment Fund
Investor Class	1.41%	$1,000.00	$ 983.90	$ 7.05	$1,018.10	$7.17
Advisor Class	2.01%	$1,000.00	$ 980.50	$10.03	$1,015.07	$10.21
Quantified STF Fund Investor Class
Investor Class	1.66%	$1,000.00	$1,015.80	$8.43	$1,016.84	$8.44
Advisor Class	2.26%	$1,000.00	$1,014.30	$11.47	$1,013.81	$11.47

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. Jan. 2013

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date ___3/6/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 3/6/17